Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
IntangibleAssets [Abstract]
Intangible Assets, Net
9	INTANGIBLE ASSETS, NET
Intangible assets consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Computer software	11,590	12,429	1,704
Accumulated amortization	(10,626)	(11,442)	(1,568)
Accumulated impairment	—	(566)	(78)

	964	421	58

Amortization expenses recognized for the years ended December 31, 2022, 2023 and 2024 were RMB3,349, RMB1,948 and RMB813 (US$111), respectively. As of December 31, 2024, estimated amortization expenses of the ex isti
ng intangible assets for each of the next five years was RMB231, RMB119, RMB71, nil and nil, respectively.